Offerings - Offering: 1	May 22, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit | $ / shares	5.45
Maximum Aggregate Offering Price	$ 2,725,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 376.32
Offering Note

(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional securities that may be offered or issued pursuant to the Momentus Inc. 2021 Equity Incentive Plan (the “2021 Plan”) as a result of adjustments for stock dividends, stock splits or similar transactions effected without receipt of consideration, that increase the number of outstanding shares of the Class A common stock, par value $0.00001 per share (the “Common Stock”) of Momentus Inc. (the “Company”).

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, based upon the average of the high and low sales prices of the Common Stock on the Nasdaq Capital Market on May 15, 2026.

(3)
The Company is registering 500,000 shares of Common Stock relating to the 2021 Plan. Pursuant to General Instruction E to Form S-8, the fee set forth in the table above is only with respect to those additional shares.